Regulation and Legislation	12 Months Ended
Dec. 31, 2020
Items for presentation of regulatory deferral accounts [abstract]
Regulation and Legislation
Note 34 - Regulation and Legislation

A.
In October 2018, regulations setting procedures for the construction, changes and replacement of access devices exempt from building permits, were enacted. Although these regulations reflect previous judicial limitations placed upon the Company's ability to make changes and replace radio access devices prior to their enactment, they also introduce a new licensing procedure that may reduce the Company's ability and make it more difficult for it to construct new radio access devices based on such exemption.

B.
In February 2020, the Ministry of Communications announced a retroactive reduction of wholesale service tariffs as determined in the past by the Ministry of Communications in connection with using Bezeq’s copper cable infrastructure, and updating the tariff mechanism for 2019-2020. This reduction led to a return of amounts that the Company paid in the past to Bezeq, and to the offset of additional amounts in 2020 against payments paid or to be paid to Bezeq for these services, at a total amount of approximately ILS 31 million. In December 2020, the Ministry of Communications announced another significant reduction of the tariffs for the wholesale market, for using Bezeq’s copper infrastructure for 2021.

C.
In March 2020, the Ministry of Communications informed the Group, and another mobile operator, that they are required to replace the frequencies allocated to them in the 850MHz band to frequencies in the 800MHz band, so that they conform with European standards and the region that the State of Israel is in. As of the date of the statements, the Group’s bandwidth in the 850MHz frequency band was reduced from 10MHz to 5 MHz and was transposed to an alternative band. In the next stage of the transfer, on a later date to be determined, the ministry shall allow the Group to receive a frequency band in the 800MHz range, and in the last stage, on a later date to be determined, the frequency band in the 850MHz range will be cancelled, and instead the Group will be offered a frequency band entirely in the 800MHz range. The Ministry of Communications will consider allocating part of the revenues from the frequency tenders in the 800MHz range or 900MHz range, if such tenders are conducted, to accelerate performing the tender replacement process as foregoing. The completion of the tender replacement as foregoing shall require significant investments and replacement of radio equipment in most of the Group’s cellular sites.

D.
In August 2020, the Company and Xfone, its partner in the Company’s shared network, won additional frequencies for 4G and 5G broadcasts, in consideration for the payment of total licensing fees in the amount of ILS 115 million, which will be paid in September 2022. According to the conditions of the tender, grant will be given to the group that will meet the conditions of broadcast centers, the amount of the grant will determine according to the rate of layout.

E.
In December 2020, a joint team from the Ministries of Communication, Finance and the Competition Authority, was imposed with the task of examining the need to update the duties to deploy fiber-optics and supply services of fixed-line communications operators that own infrastructure (which under present regulation are required to deploy nationwide any network they deploy) and the need for deployment incentives in areas where deployment duties do not apply, and this according to financial advisability tests, published its recommendations for a public hearing. Most of the expected effect on the Group, should the hearing become binding provisions, is imposing additional tax at the rate of 0.5% on its annual income (as defined) from 2022 and until connecting all households in Israel to fiber-optics.

F.
In December 2020, the Ministry of Communications published a hearing on the matter of closing the 2G and 3G networks by the end of 2025. This process, if it is implemented, will allow the Group to save on the operational costs of these networks and to utilize the vacated frequencies, insofar as any remain in the Group’s possession, to improve the performances of the 4G and 5G networks.